Accrued Expenses (Tables)	4 Months Ended
Apr. 30, 2013
Accrued Expenses Tables [Abstract]
Accrued expenses

Accrued expenses consisted of the following at April 30, 2013, December 31, 2012 and December 31, 2011:

	April 30,	December 31,
	2013	2012	2011

Accrued compensation	$44,692	$50,923	$33,930
Accrued settlement payable	-	-	40,000
Other accrued expenses	83,877	24,989	54,373
Accrued expenses	$128,569	$75,912	$128,303